Variable Portfolio – Partners International Value Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners International Value Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.9%
Issuer	Shares	Value ($)
Australia 1.4%
BHP Group Ltd.	41,900	1,016,626
Macquarie Group Ltd.	41,300	5,139,647
Santos Ltd.	1,422,800	5,962,161
Sonic Healthcare Ltd.	267,600	4,344,988
Whitehaven Coal Ltd.	728,400	2,505,870
Total		18,969,292
Belgium 1.4%
Anheuser-Busch InBev SA/NV	163,500	10,052,215
Groupe Bruxelles Lambert NV	12,400	925,271
KBC Group NV	78,900	7,191,228
Total		18,168,714
Brazil 1.5%
Ambev SA	4,421,300	10,506,151
Banco do Brasil SA	1,854,300	9,170,035
Total		19,676,186
Canada 1.2%
Canadian National Railway Co.	40,100	3,902,299
CCL Industries, Inc., Class B	66,900	3,267,712
Magna International, Inc.	237,496	8,071,943
Total		15,241,954
China 5.1%
Alibaba Group Holding Ltd.	1,227,400	20,308,538
China Merchants Bank Co., Ltd., Class H	1,647,500	9,767,958
China Overseas Land & Investment Ltd.	8,645,343	15,474,798
Haier Smart Home Co., Ltd., Class H	2,710,800	8,738,312
Weichai Power Co., Ltd., Class H	5,826,000	12,270,421
Total		66,560,027
Denmark 1.1%
Danske Bank A/S	387,537	12,684,637
Novo Nordisk A/S, Class B	30,700	2,099,215
Total		14,783,852
Finland 0.8%
Nokia OYJ	1,434,805	7,556,825
Nokia OYJ, ADR	479,790	2,528,494
Total		10,085,319
Common Stocks (continued)
Issuer	Shares	Value ($)
France 12.3%
Accor SA	317,047	14,459,017
Amundi SA	234,437	18,367,066
Arkema SA	121,177	9,278,664
Capgemini SE	51,000	7,663,162
Cie de Saint-Gobain SA	59,300	5,907,279
Cie Generale des Etablissements Michelin SCA	421,060	14,798,815
Edenred SE	88,300	2,869,440
Rexel SA	562,453	15,158,638
Sanofi SA	183,936	20,365,742
Societe Generale SA	233,900	10,552,145
Sodexo SA	64,104	4,117,350
Teleperformance SE	198,895	19,999,124
TotalEnergies SE	115,100	7,416,237
Veolia Environnement SA	331,540	11,402,264
Total		162,354,943
Germany 11.8%
Allianz SE, Registered Shares	16,300	6,238,171
BASF SE	400,424	20,072,796
Bayer AG, Registered Shares	401,618	9,627,564
Continental AG	174,114	12,278,489
CTS Eventim AG & Co. KGaA	15,900	1,595,125
Daimler Truck Holding AG	435,136	17,627,177
Deutsche Boerse AG	20,500	6,048,725
Deutsche Post AG	144,511	6,204,333
Evonik Industries AG	295,190	6,399,423
Fresenius Medical Care AG	240,660	11,975,241
Heidelberg Materials AG	48,100	8,291,364
Infineon Technologies AG	188,300	6,276,962
K+S AG	88,000	1,202,492
Mercedes-Benz Group AG, Registered Shares	132,639	7,835,215
Merck KGaA	47,100	6,481,429
SAP SE	43,200	11,575,426
Siemens AG, Registered Shares	42,100	9,722,840
Zalando SE(a)	179,000	6,208,671
Total		155,661,443

Variable Portfolio – Partners International Value Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Value Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 2.0%
AIA Group Ltd.	905,400	6,853,763
CK Asset Holdings Ltd.	769,400	3,112,957
CK Hutchison Holdings Ltd.	1,417,600	7,990,924
Galaxy Entertainment Group Ltd.	2,200,000	8,597,574
Total		26,555,218
Hungary 0.3%
OTP Bank Nyrt	55,009	3,701,111
Indonesia 0.4%
PT Bank Rakyat Indonesia Persero Tbk	20,766,700	5,019,976
Ireland 2.6%
AerCap Holdings NV	75,600	7,724,052
AIB Group PLC	1,040,700	6,722,102
Bank of Ireland Group PLC	1,121,230	13,247,696
Ryanair Holdings PLC	111,500	2,253,177
Smurfit WestRock PLC	110,100	4,961,106
Total		34,908,133
Israel 0.5%
Check Point Software Technologies Ltd.(a)	27,500	6,267,800
Italy 1.1%
Enel SpA	1,710,645	13,867,354
Prysmian SpA	13,000	715,611
Total		14,582,965
Japan 16.4%
Bridgestone Corp.	163,300	6,560,225
Canon, Inc.	145,700	4,543,388
FANUC Corp.	161,400	4,397,465
Fujitsu Ltd.	432,400	8,605,147
Fukuoka Financial Group, Inc.	195,800	5,210,519
Hitachi Ltd.	489,800	11,500,213
Iida Group Holdings Co., Ltd.	219,400	3,347,080
Komatsu Ltd.	445,000	13,030,992
Kyocera Corp.	449,600	5,078,250
MinebeaMitsumi, Inc.	630,100	9,209,860
Nintendo Co., Ltd.	44,000	2,991,019
Olympus Corp.	891,100	11,665,150
ORIX Corp.	439,600	9,178,367
Panasonic Holdings Corp.	233,600	2,786,732
Common Stocks (continued)
Issuer	Shares	Value ($)
Rakuten Group, Inc.(a)	930,500	5,338,247
Renesas Electronics Corp.	359,500	4,821,848
Resona Holdings, Inc.	720,150	6,288,213
SBI Holdings, Inc.	280,100	7,563,521
Seven & I Holdings Co., Ltd.	682,900	9,889,012
Sony Group Corp.	669,900	16,950,484
Sumitomo Mitsui Financial Group, Inc.	630,900	16,223,348
Suntory Beverage & Food Ltd.	409,200	13,500,191
T&D Holdings, Inc.	180,400	3,861,108
Takeda Pharmaceutical Co., Ltd.	221,700	6,570,918
TDK Corp.	1,181,000	12,375,804
Toray Industries, Inc.	930,600	6,359,645
Toyota Industries Corp.	91,500	7,825,743
Total		215,672,489
Luxembourg 1.8%
ArcelorMittal SA	638,156	18,434,140
Eurofins Scientific SE	99,100	5,286,265
Total		23,720,405
Netherlands 6.2%
ASML Holding NV	13,000	8,603,059
EXOR NV	20,900	1,897,995
Heineken Holding NV	70,920	5,132,744
ING Groep NV	967,081	18,946,379
Koninklijke Philips NV(a)	252,652	6,432,045
Prosus NV, Class N(a)	130,900	6,081,504
Randstad NV	319,986	13,300,627
Shell PLC	223,800	8,146,393
Shell PLC, ADR	185,989	13,629,274
Total		82,170,020
Norway 2.3%
Aker BP ASA	224,004	5,310,923
DNB Bank ASA	347,500	9,143,658
Equinor ASA	581,416	15,354,470
Total		29,809,051
Singapore 0.8%
DBS Group Holdings Ltd.	314,160	10,788,672
Variable Portfolio – Partners International Value Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Value Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 2.5%
Samsung Electronics Co., Ltd.	623,466	24,717,605
Shinhan Financial Group Co., Ltd.	256,090	8,195,611
Total		32,913,216
Spain 0.7%
CaixaBank SA	1,262,487	9,834,440
Sweden 1.3%
Boliden AB	93,000	3,051,576
Essity AB, Class B	243,500	6,918,135
Husqvarna AB, Class B	104,700	497,333
Skandinaviska Enskilda Banken AB, Class A(a)	408,700	6,723,631
Total		17,190,675
Switzerland 6.4%
Cie Financiere Richemont SA, Class A, Registered Shares	32,800	5,725,763
Glencore PLC(a)	1,173,100	4,293,701
Julius Baer Group Ltd.	269,434	18,676,096
Nestlé SA, Registered Shares	118,500	11,975,210
Novartis AG, Registered Shares	54,300	6,031,090
Roche Holding AG, Genusschein Shares	77,891	25,636,081
UBS AG	377,864	11,605,940
Total		83,943,881
United Kingdom 11.9%
Ashtead Group PLC	76,100	4,114,481
Aviva PLC	669,444	4,824,749
Barclays Bank PLC	1,679,713	6,315,777
Barratt Redrow PLC	478,100	2,629,957
BP PLC	1,525,100	8,558,030
Bunzl PLC	54,600	2,100,266
Burberry Group PLC	104,800	1,055,635
DCC PLC	90,894	6,074,614
Dowlais Group PLC	182,844	143,805
HSBC Holdings PLC	1,163,372	13,188,549
Inchcape PLC	427,400	3,699,029
Informa PLC	270,100	2,708,267
J. Sainsbury PLC	4,105,106	12,512,709
Kingfisher PLC	784,400	2,583,820
Common Stocks (continued)
Issuer	Shares	Value ($)
Legal & General Group PLC	2,322,800	7,325,274
Lloyds Banking Group PLC	11,694,900	10,968,839
NatWest Group PLC	1,117,149	6,596,084
Pearson PLC	219,000	3,464,463
Persimmon PLC	180,300	2,788,704
Reckitt Benckiser Group PLC	355,615	24,046,875
Smith & Nephew PLC	253,800	3,569,074
Standard Chartered PLC	199,289	2,957,324
Tesco PLC	3,046,914	13,108,695
Travis Perkins PLC	341,791	2,438,200
Unilever PLC	111,700	6,664,813
Wise PLC, Class A(a)	156,800	1,924,704
Total		156,362,737
United States 3.1%
CNH Industrial NV	405,225	4,976,163
GSK PLC	870,059	16,627,007
Linde PLC	11,100	5,168,604
Medtronic PLC	119,635	10,750,401
Tenaris SA	202,600	3,964,627
Total		41,486,802
Total Common Stocks (Cost $1,151,954,887)		1,276,429,321

Preferred Stocks 0.3%
Issuer	Shares	Value ($)
Germany 0.3%
Henkel AG & Co. KGaA	46,000	3,660,089
Total Preferred Stocks (Cost $3,589,680)		3,660,089

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(b),(c)	29,346,003	29,340,134
Total Money Market Funds (Cost $29,340,133)		29,340,134
Total Investments in Securities (Cost $1,184,884,700)		1,309,429,544
Other Assets & Liabilities, Net		8,508,140
Net Assets		$1,317,937,684

Variable Portfolio – Partners International Value Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Value Fund, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	6,044,281	91,489,505	(68,193,679)	27	29,340,134	932	76,213	29,346,003
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners International Value Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7056_12_D01_(05/25)